Related Party Transactions - Schedule of Related Party Transactions Income Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (572)	$ (315)	$ (1,138)	$ (623)
Luna Pool Agency Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(18)		(36)
Ocean Yield Malta Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(370)	$ (315)	(654)	$ (623)
Ultranav Business Support ApS [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(54)		(303)
Naviera Ultranav Limitada [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)			(15)
Norton Lilly International Inc. [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (130)		$ (130)